Other Current and Non-Current Financial Liabilities - Additional Information (Detail) € in Thousands		1 Months Ended	6 Months Ended
	Jun. 06, 2024 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2024 EUR (€) tranche	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Cash consideration			€ 14,608	€ 108,575
Written put options on non-controlling interests			0		€ 22,102
Acquisition of non-controlling interests			(750)
Written put options on non-controlling interests			141,239		136,466
Thom Browne | Subsidiaries
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Additional proportion of ownership interest in subsidiary acquired		5.00%
Cash consideration		€ 30,653
Thom Browne non-controlling interest shareholders | Non-controlling interests options reserve
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Other reserves			€ 92,788		162,066	€ 162,066
Thom Browne
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			8.00%
Cash consideration	€ 22,752
Group's percentage interest	92.00%
Written put options on non-controlling interests	€ 22,752		€ 0		22,102
Acquisition of non-controlling interests	€ 3,697
Written put options on non-controlling interests			€ 124,139		116,456
Written put option					138,558
Thom Browne | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		10.00%	15.00%
Additional proportion of ownership interest in subsidiary acquired	2.00%
Thom Browne | MrThom Browne | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Number of tranches for the right to exercise a sale option | tranche			2
Thom Browne | MrThom Browne | Written put options | Tranche one
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			5.00%
Thom Browne | MrThom Browne | Written put options | Tranche Two
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			3.00%
Dondi
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Written put options on non-controlling interests			€ 17,100		€ 20,010
Dondi | Written put options
Disclosure Of Other NonCurrent Financial Liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests			35.00%
Number of tranches for the right to exercise a sale option | tranche			2